Plan Description (Details Narrative) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan automatic deferral rate	3.00%
Employee benefit plan participant contribution automatic increased rate	1.00%
Employer contribution, elective deferrals, matching percentage	50.00%
Profit sharing contributions, participant's compensation	$ 350,000	$ 345,000
profit sharing contributions	$ 484,685	472,975
Employee benefit plan description of participants beneficiary	Upon death, disability or termination of employment, a participant (or the participant’s beneficiary) may elect to receive a lump-sum distribution equal to the participant’s vested account balance. If a participant terminates employment and the participant’s account balance does not exceed $7,000 ($5,000 prior to modification allowed by the SECURE 2.0 Act of 2022), the Plan administrator may authorize the benefit payment without the participant’s consent. In circumstances when a terminated participant has a vested account balance less than $1,000, the participant’s vested account balance shall be distributed in a lump sum. In circumstances when a terminated participant has a vested account balance greater than $1,000 but less than $7,000 ($5,000 prior to modification allowed by the SECURE 2.0 Act of 2022), if the participant does not elect to have such distribution paid directly to an eligible retirement plan specified by the participant in a direct rollover or to receive the distribution directly, then the Plan administrator will pay the distribution in a direct rollover to an individual retirement account designated by the Plan administrator.
Fifty Plus Age [Member]
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation percentage	150.00%
Maximum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan participant contribution automatic increased rate	6.00%
Employee benefit plan participant contribution made	50.00%
Employer contribution, participant compensation matched, elective deferrals, percentage	6.00%
Profit sharing contributions, participant's compensation wage base additional amount of three percentage	$ 176,100	168,600
Profit sharing contributions, participant's compensation wage base additional amount of six percentage	350,000	$ 345,000
Maximum borrowing capacity	$ 50,000
Interest rate percentage	9.50%	9.50%
Minimum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan participant contribution made	1.00%
Profit sharing contributions, participant's compensation wage base additional amount of six percentage	$ 176,100	$ 168,600
Maximum borrowing capacity	$ 1,000
Interest rate percentage	4.25%	4.25%